Offerings	Feb. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2027
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99917
Maximum Aggregate Offering Price	$ 499,585,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,486.47
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853
)
filed by Stryker Corporation on December 1, 2023.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2028
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99934
Maximum Aggregate Offering Price	$ 699,538,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,099.27
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853
)
filed by Stryker Corporation on December 1, 2023.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2030
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99824
Maximum Aggregate Offering Price	$ 798,592,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,264.44
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853
)
filed by Stryker Corporation on December 1, 2023.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99722
Maximum Aggregate Offering Price	$ 997,220,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,674.39
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853
)
filed by Stryker Corporation on December 1, 2023.